Disposal of assets and other changes in organizational structure	6 Months Ended
Jun. 30, 2021
Disposal Of Assets And Other Changes In Organizational Structure [Abstract]
Disposal of assets and other changes in organizational structure

23.	Disposal of assets and other changes in organizational structure

The Company has an active partnership and divestment portfolio, which takes into account opportunities for disposal of non-strategic assets in several areas in which it operates, whose development of transactions also depends on conditions beyond the control of the Company.

The divestment projects and strategic partnerships follow the procedures aligned with the guidelines of the Brazilian Federal Auditor’s Office (Tribunal de Contas da União – TCU) and the current legislation.

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

					06.30.2021	12.31.2020
	E&P	RT&M	Gas & Power	Corporate and other business	Total	Total
Assets classified as held for sale
Cash and cash equivalents	1	−	−	−	1	14
Trade receivables	-	−	−	−	-	24
Inventories	-	274	−	−	274	4
Investments	-	−	−	2,264	2,264	68
Property, plant and equipment	770	1,256	40	−	2,066	640
Others	-	6	−	−	6	35
Total	771	1,536	40	2,264	4,611	785
Liabilities on assets classified as held for sale
Trade payables	-	-	-	-	-	22
Finance debt	-	-	-	1	1	13
Provision for decommissioning costs	960	-	-	-	960	640
Others	-	-	-	-	-	10
Total	960	−	−	1	961	685

23.1.	Transactions pending closing at June 30, 2021

As of June 30, 2021, the amounts refer to (i) the remaining 10% interest in Lapa field; (ii) the Company’s entire interest in Polo Peroá; (iii) onshore fields in Ceará, Bahia e Espírito Santo; (iv) RLAM Refinery; (v) onshore and shallow water fields and natural gas processing unit in the state of Alagoas; and (vi) remaining interest in BR Distribuidora.

The most significant progress under the divestment process is describe below:

Transaction	Acquirer	Date of approval / signing	Transaction amount (*)	Further information
Sale of E&P assets in the state of Espírito Santo (Polo Peroá).	OP Energy e DBO Energy	January 2021	13	a
Sale of the Company’s entire interest in nine onshore fields, called Miranda group, in the in the state of Bahia.	Miranga S.A. (structured entity), subsidiary of PetroRecôncavo S.A.	February 2021	135	b
Sale of shares of the company that will hold the Landulpho Alves Refinery (RLAM) and its associated logistics assets, in the state of Bahia	MC Brazil Downstream Participações, a company of the Mubadala Capital group	March 2021	1,650	c
Sale of three thermoelectric plants powered by fuel oil, located in Camaçari, in the state of Bahia	São Francisco Energia S.A., a subsidiary of Global Participações em Energia S.A.	April 2021	12 (R$ 68 million)	d
Sale of the entire interest in a set of seven onshore and shallow water fields called Alagoas group, and of Alagoas Natural Gas Processing Unit, located in the state of Alagoas.	Petromais Global Exploração e Produção S.A.	June 2021	300	e
Sale of the Company’s remaining 37.5% interest in BR Distribuidora	Several	June 2021	2,271 (R$ 11,358 million)	f
(*)	Only amounts considered at the signing of the transaction.

a)                Sale of E&P assets in Espírito Santo

Amounts due to Petrobras are composed of: (i) US$ 5 was paid at the contract signing; (ii) US$ 8 to be paid at the transaction closing; (iii) up to US$ 42 as contingent payments provided for in the contract, related to factors such as Malombe's declaration of commerciality, future oil prices and extension of the concession terms. This transaction is subject to price adjustments and to the fulfillment of conditions precedent, such as approval by the Brazilian Agency of Petroleum, Natural Gas and Biofuels (ANP).

b)                Sale of onshore fields in Bahia

Amounts due to Petrobras are composed of: (i) US$ 11 paid upon the contract signing; (ii) US$ 44 to be paid at the transaction closing; (iii) US$ 80 deferred in three installments over three years from the transaction closing.

The contract provides for the payment of conditional amounts of up to US$ 85 in contingent payments related to future average Brent prices for the years 2022, 2023 and 2024.

This transaction includes price adjustments and is still subject to conditions precedent, such as approval by the ANP.

c)                Sale of the RLAM refinery

The agreement provides for price adjustment due to changes in working capital, net debt and investments until the transaction closing. On June 9, 2021, the Administrative Council for Economic Defense (CADE) approved the sale.

d)                Sale of three thermoelectric plants in the state of Bahia

The agreement is subject to price adjustments and to the fulfillment of conditions precedent, such as the approval by the CADE and by the National Electric Energy Agency (ANEEL). In addition, it includes a contingent payment to be deposited in an escrow account, depending on favorable decision of administrative proceeding.

In the second quarter of 2021, the Company recognized a US$ 53 loss after taxes, due to the difference between transaction value and the carrying amount of net assets.

e)                Sale of seven onshore and shallow water fields and a natural gas processing unit in the state of Alagoas

The agreement provides for the payment of US$ 60 at the transaction signing and US$ 240 at the transaction closing, and is subject to price adjustments and conditions precedent, such as approval by the ANP.

f)                 Sale of remaining 37.5% interest in BR Distribuidora

On June 17, 2021, Petrobras filed a request for registration of a secondary public offering (follow on) of common shares issued by Petrobras Distribuidora S.A. (BR Distribuidora), with the release of a preliminary offering prospectus. The Company offered 37.5% of the share capital of BR Distribuidora, corresponding to the remaining interest held by Petrobras.

On June 30, 2021, Petrobras approved the price per common share of BR Distribuidora in the amount of US$ 5.20 (R$ 26.00), totaling US$ 2,271 (R$11,358 million). Thus, in the six-month period ended June 30, 2021, a US$ 404 impairment reversal was recognized, as detailed in note 19.

On July 5, 2021, the follow on was closed with the Company receiving US$ 2,252 net of transactions costs.

23.2.	Closed transactions in the six-month period ended June 30, 2021
Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (*)	Gain/(loss) (**)	Further information
Sale of 30% of the Frade field concession. The transaction also includes the sale of the entire stake held by the subsidiary Petrobras Frade Inversiones S.A. (PFISA), in the company Frade BV.	PetroRio	November 2019 (S) February 2021 (C)	44	88	a
Sale of the Company’s entire interest in Petrobras Uruguay Distribución S.A. (PUDSA).	DISA Corporación Petrolífera S.A.	August 2020 (S) February 2021 (C)	68	(3)	b
Petrobras Biocombustível S.A. (PBio) sale of all of its shares issued by BSBios Indústria e Comércio de Biodiesel Sul Brasil S.A. (BSBios) (50% of the share capital).	RP Participações em Biocombustíveis S.A	December 2020 (S) February 2021 (C)	47 (R$ 253 million)	(1)	c
Sale of the Company’s 49% interest in companies Eólica Mangue Seco 1, 3 and 4, wind power generation plants.	V2I Transmissão de Energia Elétrica S.A.	December 2020 (S) April 2021 (C)	26 (R$ 145 million)	19	d
Sale of the Company’s remaining 10% interest in NTS	Nova Infraestrutura Gasodutos Participações S.A.	April 2021 (S) April 2021 (C)	277 (R$ 1,539 million)	109	e
Sale of the Company’s 51% interest in company Eólica Mangue Seco 2, a wind power generation plant.	Fundo de Investimento em Participações Multiestratégia Pirineus (FIP Pirineus)	February 2021 (S) May 2021 (C)	6 (R$ 34 million)	4	f
			468	216
(*)	The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years and advances referring to operations not completed.
(**)	Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 6).

a)                Sale of the Frade field

The transaction was closed with the payment of US$ 36 to Petrobras, after price adjustments (including cash inflows from the sale of crude oil from the concession), in addition to US$ 8 paid to Petrobras upon the contract signing. In addition, there is a contingent amount of US$ 20 linked to a potential new commercial discovery in the field.

The original sale amounting to US$ 100 was adjusted considering the cash flows arising from the Company’s interest in the field from July 1, 2019 (inception date of the negotiation) to February 5, 2021 (closing date). In addition, there is a contingent payment amounting to US$ 20 subject to a new discovery in the field.

b)                Sale of Petrobras Uruguay Distribución S.A. (PUDSA)

The transaction was closed with the payment of US$ 62 to Petrobras, in addition to US$ 6 paid upon the contract signing, totaling US$ 68. As a result of this operation, a US$ 34 loss was reclassified to the statement of income, within other income and expenses, relating to cumulative translation adjustments arising from exchange rate variations recognized in PUDSA's shareholders' equity since de acquisition of this investment.

c)                Sale of BSBios

The transaction was closed with the payment of US$ 47 to Petrobras, including price adjustments. Moreover, US$ 12 is held in an escrow account for indemnification of eventual contingencies, to be released according to terms and conditions set forth in the contract.

d)                Sale of Mangue Seco 1, 3 and 4

The sale of Mangue Seco 1 was closed with the payment of US$ 8 to Petrobras, including price adjustments. The sale of Mangue Seco 3 and 4 was closed with the payment of US$ 14 to Petrobras, including price adjustments, in addition to US$ 4 received at the signing, totaling US$ 18.

e)                Sale of remaining 10% interest in NTS

The transaction was closed with the payment of US$ 277 to Petrobras, on the date of signing and closing of the transaction, including price adjustments.

f)                 Sale of Eólica Mangue Seco 2

The transaction results from the exercise of the preemptive right by FIP Pirineus, in accordance with the shareholders' agreement of Eólica Mangue Seco 2, and was closed with the payment of US$ 6 to Petrobras, including price adjustments.

23.3.	Other operation

On January 5, 2021, Petrobras acquired 100% of shares of the structured entity Companhia de Desenvolvimento e Modernização de Plantas Industriais (CDMPI) for US$ 9 thousand. The difference between the amount paid and CDMPI's negative shareholders' equity, in the amount of US$ 691, was registered as a capital transaction, reducing the shareholders' equity attributable to shareholders of Petrobras, while increasing non-controlling interests, since Petrobras already controlled its operations prior to this transaction. On April 14, 2021, an Extraordinary General Shareholders Meeting approved the incorporation of CDMPI.

23.4.	Cash flows from sales of interest with loss of control

In the six-month periods ended June 30, 2021 and 2020, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
Jan-Jun/2021
PUDSA	62	(15)	47
Total	62	(15)	47
Jan-Jun/2020
Petrobras Oil & Gas B.V.(PO&GBV)	276	−	276
Total	276	−	276